Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash on hand		$ 4,708
Cash at bank	24,522	394,516
Total	$ 24,522	$ 399,224	$ 162,485